RELATED PARTIES - Narrative (Details) - USD ($)				12 Months Ended
	Dec. 18, 2025	Dec. 12, 2025	Dec. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 26, 2025
Disclosure of transactions between related parties [line items]
Remuneration paid to the boards of directors				$ 500,000	$ 400,000
Loans granted to key management				$ 0
ANTA Sports and subsidiaries
Disclosure of transactions between related parties [line items]
Estimated contract value		$ 147,000,000.0	$ 7,600,000			$ 500,000
Renewal option period		5 years	3 years
Agreed pricing period		2 years
Notice period		180 days	6 months
Amount incurred by entity for provision of key management personnel services provided by separate management entity	$ 800,000
Service contract, period	2 years		3 years